Discontinued operations - Cash Flow Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Discontinued Operations and Disposal Groups [Abstract]
Depreciation and amortization	$ 22.3	$ 45.7	$ 51.7
Receipt from contingent consideration asset	42.5	18.6	12.5
Gain on sale of assets	(24.8)	0.0	0.0
Expenditures for property, plant and equipment	(4.3)	(13.9)	(20.2)
Changes in long-term debt	0.0	(106.2)	(112.8)
Proceeds from sale in discontinued operations	$ 375.0	$ 0.0	$ 0.0